Other receivables and prepayments (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Receivables and Prepayments
	2024	2023	2022

Utility deposit	375,000	375,000	-
Deposit for the purchase of miners	160,000	397,000	2,374,700
Other sundry deposits	23,707	2,345	10,276
	558,707	774,345	2,384,976